Notes Payable - Related Parties (Details Narrative) (10-K) - USD ($)														3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2017	Dec. 30, 2016	Dec. 30, 2016	Nov. 30, 2016	Jan. 02, 2016	Dec. 31, 2014	Dec. 24, 2013	Mar. 13, 2013	Nov. 24, 2012	Apr. 16, 2012	Mar. 29, 2012	Mar. 02, 2009	Dec. 29, 2001	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes payable, related parties														$ 102,294		$ 102,294		$ 127,408
Interest payable														335,337		335,337		282,147	$ 274,564
Interest expenses of notes payable in related parties														36,319	$ 3,556	105,757	$ 11,288	15,772	1,936,244
Interest expense, debt														116		116
Related Parties [Member]
Notes payable, related parties														537,266		537,266		358,177	220,214
Interest payable														$ 25,931		$ 25,931		1,125	12,852
Interest expense, debt																		1,647,610	1,936,244
Bridge Notes [Member]
Interest payable																		1,125
Debt instrument, maturity date, description		the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018	the Bridge Notes were converted by the note holders into the Related Notes due December 31, 2018
Mr. Shealy [Member]
Repayments of debt						$ 193,453
Debt instrument, maturity date						Jan. 01, 2020
Robert And Michael Taglich [Member]
Debt beneficial interest rate	5.00%			5.00%
Unsecured Promissory Note Payable [Member] | Jackie Chretien [Member]
Notes payable, related parties												$ 80,000
Debt instrument, interest rate, stated percentage												5.00%
Repayments of debt					$ 15,000
Interest payable					$ 4,403
Debt instrument, maturity date												Jan. 01, 2016
Unsecured Promissory Note Payable [Member] | Director [Member]
Notes payable, related parties											$ 238,000
Interest payable										$ 12,000
Debt instrument, maturity date										Jul. 15, 2012	Sep. 27, 2012
Long-term debt, percentage bearing fixed interest, percentage rate										10.00%	10.00%
Debt instrument maturity date extension										Nov. 24, 2012	Nov. 24, 2012
Unsecured Promissory Note Payable One [Member] | A. Michael Chretien [Member]
Notes payable, related parties													$ 55,167
Repayments of debt													40,415
Interest payable													$ 7,053
Debt instrument, maturity date													Jan. 01, 2016
Unsecured Promissory Note Payable Two [Member] | Director [Member]
Notes payable, related parties											$ 238,000
Interest payable										$ 12,000
Debt instrument, maturity date										Jul. 15, 2012	Sep. 27, 2012
Long-term debt, percentage bearing fixed interest, percentage rate										10.00%	10.00%
Debt instrument maturity date extension										Nov. 24, 2012	Nov. 24, 2012
Promissory Note Payable [Member]
Repayments of debt																		$ 127,408	164,799
Interest payable																			$ 1,396
Promissory Note Payable [Member] | Mr. Shealy [Member]
Repayments of debt								$ 100,000
Debt instrument, maturity date									Jan. 01, 2014
Debt instrument maturity date extension							Jan. 01, 2015
Combined promissory note face amount							$ 250,000	$ 250,000	$ 250,000
Promissory Note Payable [Member] | Robert And Michael Taglich [Member]
Debt instrument, interest rate, stated percentage				8.00%
Debt instrument, maturity date				Dec. 01, 2017
Maximum aggregate principal amount				$ 225,000
Debt beneficial interest rate				5.00%
Promissory Note Payable One [Member] | Bridge Notes One [Member]
Interest payable		$ 0	$ 0
Debt instrument, convertible, beneficial conversion feature		144,231
Promissory Note Payable One [Member] | Robert And Michael Taglich [Member]
Maximum aggregate principal amount		$ 375,000	$ 375,000
Debt beneficial interest rate		5.00%
Promissory Note Payable One [Member] | Robert And Michael Taglich [Member] | Bridge Notes One [Member]
Debt instrument, interest rate, stated percentage		12.00%	12.00%
Debt instrument, maturity date		Dec. 31, 2018
Maximum aggregate principal amount		$ 150,000	$ 150,000
Debt instrument, convertible, beneficial conversion feature		$ 225,000
Percentage of interest payable quarterly		6.00%	6.00%
Debt instrument, convertible, conversion price		$ 0.65	$ 0.65
Promissory Note Payable One [Member] | Investors [Member] | Bridge Notes One [Member]
Debt instrument, interest rate, stated percentage		14.00%	14.00%
Debt instrument, interest rate description		Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%.